Balance Sheet Accounts and Supplemental Disclosures - Schedule Of Property and Equipment (Details) - USD ($) $ in Thousands	Jun. 30, 2026		Dec. 31, 2025		Dec. 31, 2024
Property, Plant, and Equipment [Line Items]
Property and equipment, gross	$ 8,348		$ 8,509		$ 8,448
Less: accumulated depreciation and amortization	(7,277)		(7,139)		(6,599)
Total property and equipment, net	1,071		1,370		1,849
Laboratory equipment
Property, Plant, and Equipment [Line Items]
Property and equipment, gross	6,765		6,723		6,715
Office furniture and equipment
Property, Plant, and Equipment [Line Items]
Property and equipment, gross	1,583		1,583		1,530
Leasehold improvements
Property, Plant, and Equipment [Line Items]
Property and equipment, gross	$ 0	[1]	$ 203	[1]	$ 203

[1]	All leasehold improvements remained with AnaptysBio as part of the Spin-Off.